Consolidated Statements of Shareholders' Equity (USD $)	Total	Common Stock Subject to Redemption	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Mar. 05, 2009
Beginning Balace, Shares at Mar. 05, 2009
Common stock issued in reverse merger	(33,905)		52	(33,957)
Common stock issued in reverse merger, Shares			524,750
Common stock issued in exchange of debt	3,249,843		53	3,249,790
Common stock issued in exchange of debt, Shares			525,000
Common stock issued in lock-up agreement		172,516
Common stock issued in lock-up agreement, Shares		21,250
Common stock issued in restructuring	17,499,625		125	17,499,500
Common stock issued in restructuring, Shares			1,250,000
Common stock issued in attempted acquisition	5,824,873		43	5,824,830
Common stock issued in attempted acquisition, Shares			425,000
Common stock issued for cash	499,991		3	499,988
Common stock issued for cash, Shares			31,250
Restricted stock and performance options issued to employees and directors	684,778			684,778
Warrants issued for financing commitment	3,329,106			3,329,106
Common stock reacquired in attempted acquisition	(749,981)		(6)	(749,975)
Common stock reacquired in attempted acquisition, Shares			(62,500)
1:4 Reverse stock split	808			808
Net loss	(29,911,381)				(29,911,381)
Balance at Dec. 31, 2009	393,756	172,516	269	30,304,868	(29,911,381)
Balance, Shares at Dec. 31, 2009		21,250	2,693,500
Common stock issued for property acquisitions	15,786,621		293	15,786,328
Common stock issued for property acquisitions, Shares			2,929,167
Common stock issued in connection with financing property acquisitions	5,249,625		125	5,249,500
Common stock issued in connection with financing property acquisitions, Shares			1,250,000
Common stock issued for cash	14,924,540		398	14,924,142
Common stock issued for cash, Shares			3,978,789
Common stock issued for services	2,256,088		50	2,256,038
Common stock issued for services, Shares			502,216
Restricted stock issued to employees and directors	8,375,550		223	8,375,327
Restricted stock issued to employees and directors, Shares			2,235,797
Warrants exercised for cash	5,120,743		85	5,120,658
Warrants exercised for cash, Shares			853,500
Warrants issued for cash, services and fees	11,712,671			11,712,671
Common stock no longer subject to redemption	86,258	(86,258)	1	86,258
Common stock no longer subject to redemption, Shares		(10,625)	10,625
1:4 Reverse stock split	3,525			3,525
Net loss	(19,739,033)				(19,739,033)
Balance at Dec. 31, 2010	44,170,345	86,258	1,444	93,819,315	(49,650,414)
Balance, Shares at Dec. 31, 2010		10,625	14,453,593
Common stock issued for property acquisitions	10,895,893		228	10,895,665
Common stock issued for property acquisitions, Shares			2,269,543
Common stock issued for services	81,997		1	81,996
Common stock issued for services, Shares			10,000
Restricted stock issued to employees and directors	6,161,065		24	6,161,041
Restricted stock issued to employees and directors, Shares			238,750
Warrants exercised for cash	2,129,804		38	2,129,801
Warrants exercised for cash, Shares			375,333
Common stock no longer subject to redemption	86,255	(86,258)	1	86,254
Common stock no longer subject to redemption, Shares		(10,625)	10,625
Common stock issued in connection with interest payment of the financing	559,872		8	559,863
Common stock issued in connection with interest payment of the financing, Shares			78,982
Warrants issued for debt extension	1,611,832			1,611,797
1:4 Reverse stock split	387			387
Debt conversion expense	2,800,000			2,800,000
Net loss	(18,829,224)				(18,829,224)
Balance at Dec. 31, 2011	$ 49,668,225		$ 1,744	$ 118,146,119	$ (68,479,638)
Balance, Shares at Dec. 31, 2011			17,436,825